Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM ASSETS [Abstract]
Schedule of Other Long-term assets

	December 31, 2019	December 31, 2018
Prepaid expenses (1)	9,321	1,713
Fuel delivery	—	687
Deposits in guarantee to the Free Zone	195	—
Other	875	1,244

Total other long-term assets	$10,391	$3,644

  Includes $9,307 related to deferred financing cost.